Note 7 Effect offsetting for derivatives and securities operation (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets [member]
Effect of offsetting for derivatives and securities operation [Line Items]
Gross financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	€ 99,465	€ 90,645	€ 79,983
Gross financial assets set off against financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	10,554	3,611	5,688
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	88,911	87,034	74,294
Financial instruments gross amount not offset in the consolidated balance sheets	76,468	77,534	66,604
Cash collateral received pledged gross amount not offset in the consolidated balance sheets	12,431	10,971	9,178
Net amount	11	(1,471)	(1,488)
Liabilities [member]
Effect of offsetting for derivatives and securities operation [Line Items]
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	106,149	92,074	91,291
Gross financial liabilities set off against financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	10,554	3,584	5,722
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	95,594	88,490	85,569
Financial instruments gross amount not offset in the consolidated balance sheets	84,502	80,698	76,140
Cash collateral received pledged gross amount not offset in the consolidated balance sheets	10,084	10,798	11,054
Net amount	1,008	(3,006)	(1,624)
Derivatives [member] | Assets [member]
Effect of offsetting for derivatives and securities operation [Line Items]
Gross financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	52,354	36,349	47,862
Gross financial assets set off against financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	10,554	3,611	5,688
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	41,800	32,737	42,173
Financial instruments gross amount not offset in the consolidated balance sheets	29,251	22,524	33,842
Cash collateral received pledged gross amount not offset in the consolidated balance sheets	11,461	8,758	9,018
Net amount	1,088	1,456	(686)
Derivatives [member] | Liabilities [member]
Effect of offsetting for derivatives and securities operation [Line Items]
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	51,767	37,916	49,720
Gross financial liabilities set off against financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	10,554	3,584	5,722
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	41,213	34,331	43,998
Financial instruments gross amount not offset in the consolidated balance sheets	31,063	22,524	33,842
Cash collateral received pledged gross amount not offset in the consolidated balance sheets	9,498	10,119	9,435
Net amount	651	1,688	721
Reverse repurchase securities borrowing and similar agreements [Member] | Assets [member]
Effect of offsetting for derivatives and securities operation [Line Items]
Gross financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	47,111	54,296	32,121
Gross financial assets set off against financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	0	0	0
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	47,111	54,296	32,121
Financial instruments gross amount not offset in the consolidated balance sheets	47,217	55,010	32,762
Cash collateral received pledged gross amount not offset in the consolidated balance sheets	970	2,213	161
Net amount	(1,077)	(2,927)	(802)
Repurchase securities lending and similar agreements [Member] | Liabilities [member]
Effect of offsetting for derivatives and securities operation [Line Items]
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	54,382	54,159	41,571
Gross financial liabilities set off against financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	0	0	0
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	54,382	54,159	41,571
Financial instruments gross amount not offset in the consolidated balance sheets	53,439	58,174	42,298
Cash collateral received pledged gross amount not offset in the consolidated balance sheets	586	679	1,619
Net amount	€ 357	€ (4,694)	€ (2,346)